CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

VISIONCHINA MEDIA INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

BALANCE SHEETS

(Amounts in U.S. Dollars (“$”), except number of shares)

	December 31,
	2011	2012
ASSETS
Current Assets:
Cash and cash equivalents	$179,170	$296
Restricted cash	—	13,525,585
Amounts due from subsidiaries	148,613,908	43,677,656
Prepaid expenses and other current assets	595,300	228,535
Total current assets	$149,388,378	$57,432,072

Non-current Assets:
Fixed assets, net	$49,091	$26,799
Intangible assets, net	—	9,575
Investments in subsidiaries	143,151,648	—
Total non-current assets	143,200,739	36,374
TOTAL ASSETS	$292,589,117	$57,468,446

LIABILITIES AND EQUITY
Current Liabilities:
Amounts due to subsidiaries	$4,974,136	$7,405,538
Accrued expenses and other current liabilities	4,430,612	10,148,850
Total liabilities	$9,404,748	$17,554,388

Equity
Common shares ($0.0001 par value; 200,000,000 shares authorized; 101,313,015 and 101,366,544 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	$10,131	$10,137
Additional paid-in capital	341,963,008	342,670,656
Accumulated deficit	(93,217,688)	(339,626,880)
Accumulated other comprehensive income	34,428,918	36,860,145
Total VisionChina Media Inc. shareholders’ equity	$283,184,369	$39,914,058
TOTAL LIABILITIES AND EQUITY	$292,589,117	$57,468,446

VISIONCHINA MEDIA INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

STATEMENTS OF OPERATIONS

(Amounts in U.S. Dollars (“US$”), except number of shares)

	Year ended December 31,
	2010	2011	2012

General and administrative expenses	$(2,560,680)	$(6,542,591)	$(10,257,148)
Equity in loss of subsidiaries	(148,454,480)	(6,197,150)	(145,582,875)
Impairment losses recognised on amounts due from subsidiaries	—	—	(90,652,506)
Operating loss	(151,015,160)	(12,739,741)	(246,492,529)
Interest income	1,303	332,608	83,337
Interest expense	(324,365)	(96,159)	—
Net loss	$(151,338,222)	$(12,503,292)	$(246,409,192)

VISIONCHINA MEDIA INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

STATEMENTS OF COMPREHENSIVE INCOME

(Amounts in U.S. Dollars (“US$”), except number of shares)

	Year ended December 31,
	2010	2011	2012

Net loss	$(151,338,222)	$(12,503,292)	$(246,409,192)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments	11,568,199	12,872,968	2,431,227
Total comprehensive (loss) income	$(139,770,023)	$369,676	$(243,977,965)

VISIONCHINA MEDIA INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

(Amounts in U.S. Dollars (“$”), except number of shares)

					Accumulated
			Additional		other	Total
	Common shares		paid-in	Accumulated	comprehensive	shareholders’
	Number	Amount	capital	(deficit) profit	income	equity

Balance at January 1, 2010	72,140,684	$7,214	$192,362,565	$70,623,826	$9,987,751	$272,981,356
Share issued for DMG Acquisition	8,476,013	848	67,566,538	—	—	67,567,386
Shares issued to certain subscribers	4,006,474	401	12,900,846	—	—	12,901,247
Exercise of share options	202,800	20	157,513	—	—	157,533
Restricted shares	68,917	7	(7)	—	—	—
Share-based compensation	—	—	947,505	—	—	947,505
Foreign currency translation adjustment	—	—	—	—	11,568,199	11,568,199
Net loss	—	—	—	(151,338,222)	—	(151,338,222)

Balance at December 31, 2010	84,894,888	$8,490	$273,934,960	$(80,714,396)	$21,555,950	$214,785,004
Shares issued to certain subscribers	17,375,479	1,737	68,995,004	—	—	68,996,741
Share repurchase	(1,062,450)	(106)	(1,877,459)	—	—	(1,877,565)
Exercise of share options	88,334	8	92,832	—	—	92,840
Restricted shares	16,764	2	(2)	—	—	—
Share-based compensation	—	—	817,673	—	—	817,673
Foreign currency translation adjustment	—	—	—	—	12,872,968	12,872,968
Net loss	—	—	—	(12,503,292)	—	(12,503,292)

Balance at December 31, 2011	101,313,015	$10,131	$341,963,008	$(93,217,688)	$34,428,918	$283,184,369
Exercise of share options	39,100	4	38,996	—	—	39,000
Restricted shares	14,429	2	(2)	—	—	—
Share-based compensation	—	—	668,654	—	—	668,654
Foreign currency translation adjustment	—	—	—	—	2,431,227	2,431,227
Net loss	—	—	—	(246,409,192)	—	(246,409,192)

Balance at December 31, 2012	101,366,544	$10,137	$342,670,656	$(339,626,880)	$36,860,145	$39,914,058

VISIONCHINA MEDIA INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

STATEMENTS OF CASH FLOWS

(Amounts in U.S. Dollars (“US$”), except number of shares)

	Year ended December 31,
	2010	2011	2012

Cash flows (used in) from operating activities:
Net loss	$(151,338,222)	$(12,503,292)	$(246,409,192)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	22,292	22,293	26,561
Equity in loss of subsidiaries and variable interest entities	148,454,480	6,197,150	145,582,875
Impairment losses recognised on amounts due from subsidiaries	—	—	90,652,506
Share-based compensation	947,505	817,673	668,654
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(361,918)	(230,945)	366,765
Amounts due from subsidiaries	(19,707,410)	(60,791,933)	14,283,746
Accrued expenses and other current liabilities	(997,299)	3,600,398	5,718,238
Net cash (used in) provided by operating activities	(22,980,572)	(62,888,656)	10,890,153

Cash flows from (used in) investing activities:
Acquisition of intangible assets	—	—	(13,844)
Advances from (to) subsidiaries	17,748,526	(18,932,360)	2,431,402
Restricted cash	—	—	(13,525,585)
Net cash provided by (used in) investing activities	17,748,526	(18,932,360)	(11,108,027)

Cash flows from financing activities:
Proceeds from exercise of share option, net of issuance cost of nil	157,533	92,840	39,000
Share repurchases	—	(1,877,565)	—
Proceeds from issuance of common shares	12,901,247	68,996,741	—
Net cash provided by financing activities	13,058,780	67,212,016	39,000
Net increase (decrease) in cash and cash equivalents	7,826,734	(14,609,000)	(178,874)
Cash and cash equivalents at the beginning of the year	6,961,436	14,788,170	179,170
Cash and cash equivalents at the end of the year	$14,788,170	$179,170	$296

Non-cash financing and investing activities:
Shares issued as part of consideration for acquisition of subsidiaries	67,567,386	—	—

VISIONCHINA MEDIA INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

(Amounts in U.S. Dollars (“US$”))

Schedule 1 has been provided pursuant to the requirements of Rules 12-04(a) and 4-08(e)(3) of SEC Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.  As of December 31, 2011 and 2012, approximately $156.8 million and $168.4 million of the registered capital and reserves are not available for distribution, respectively, and as such, the condensed financial information of VisionChina Media Inc. has been presented for the years ended December 31, 2010, 2011 and 2012.

Basis of Presentation

For the purposes of the presentation of the parent company only financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in FASB ASC 323 “Investments in Equity Method and Joint Ventures”.  Such investment is presented on the balance sheet as “Investment in subsidiaries and variable interest entities” and 100% of the subsidiaries’ profit or loss as “Equity in loss of subsidiaries and variable interest entities” on the statements of operations.